Inventory (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Work in progress	$ 468,004	$ 457,646	$ 196,553
Inventory, net	$ 468,004	$ 457,646	$ 196,553